Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2022		kr 3,990	kr (97)	kr (23)	kr 6	kr 17,699	kr 21,575
Net profit						513	513	[1]
Other comprehensive income			(22)	17	0		(5)
Total comprehensive income			(22)	17	0	513	508	[1]
Balance at the end of the period at Jun. 30, 2023	[2]	3,990	(119)	(6)	6	18,212	22,083
Balance at the beginning of the period at Dec. 31, 2022		3,990	(97)	(23)	6	17,699	21,575
Net profit						1,244	1,244	[1]
Other comprehensive income			50	(18)	(5)		27
Total comprehensive income			50	(18)	(5)	1,244	1,271	[1]
Balance at the end of the period at Dec. 31, 2023	[2]	3,990	(47)	(41)	1	18,943	22,846
Net profit						630	630	[1]
Other comprehensive income			13	77	2		92
Total comprehensive income			13	77	2	630	722	[1]
Dividend						(248)	(248)
Balance at the end of the period at Jun. 30, 2024	[2]	kr 3,990	kr (34)	kr 36	kr 3	kr 19,325	kr 23,320

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.